Segment Information - Operating Financial Information of Four Reportable Segments (Parenthetical) (Detail) (Home Appliances [Member], USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Home Appliances [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Home Appliances segment, discontinuation date	Jan. 15, 2012
Impairment losses	$ 0	$ 1,230,727	$ 0